Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE A – DESCRIPTION OF THE PLAN

The following description of the International Specialty Products Inc. 401(k) Plan (Plan) provides only general information. The information in this Note is not a Summary Plan Description or Plan document, as these terms are defined under the Employee Retirement Income Security Act of 1974 (ERISA). Instead, this information merely summarizes selected aspects of the Plan. Read the Summary Plan Description or the Plan document for more information about the Plan. The Plan document controls the terms of the Plan and supersedes any inconsistencies contained herein or in the Summary Plan Description. The Ashland Inc. Investment and Administrative Oversight Committee (the IAOC), as Plan Administrator, retains all rights to determine, interpret and apply the Plan’s terms to factual matters and matters of law. This retained discretionary authority is more particularly described in the Summary Plan Description and in the Plan document.

General

The Plan, which was established on January 1, 2004, is a participant-directed defined contribution plan covering eligible employees of International Specialty Products Inc. and its subsidiaries (ISP). On August 23, 2011, Ashland completed its acquisition of ISP. As a result of this transaction, ISP became a wholly owned subsidiary of Ashland Inc. Effective July 1, 2012, the Plan was amended to change the Plan Administrator to the Ashland Inc. Investment and Administrative Oversight Committee. On July 2, 2012, the Plan transferred all participant accounts from Vanguard Fiduciary Trust Company to Fidelity Management Trust Company, which became the new Trustee of the Plan.

Effective October 1, 2012, the Plan was amended to allow for an Employee Stock Ownership Plan account for participants. The amendment permits participating employees to invest contributions in shares of Ashland Common Stock (Common Stock), par value $0.01 per share, as one of the investment options available under the Plan. Employer matching contributions may also be made in the form of shares of Common Stock.

Effective December 31, 2012, a majority of the participants were transferred to the Ashland Employee Savings Plan, with the exception of a select group of union-affiliated employees. The union affiliated employees remained in the Plan and will continue to do so indefinitely. The Plan is intended to qualify under sections 401(a), 401(k), and 401(m) of the Internal Revenue Code (IRC), and under section 404(c) of ERISA.

Eligibility

All full-time employees in designated eligible groups are able to participate in the Plan on the first day of the calendar month immediately following their date of hire.

Contributions

Participants are required to determine into which investment funds their contributions are to be invested. Contributions may be allocated to any combination of funds in multiples of 1%. Participants are also permitted to change the allocation among investment funds of future and previous contributions. Such changes are subject to certain plan limitations.

Under the terms of the Plan, allowable contributions are outlined as follows:

Elective Contributions

Participants may elect to defer up to 30% of their annual compensation, as defined, and have this amount contributed to the Plan.

In order to satisfy the nondiscrimination requirements of Section 401(k) of the Internal Revenue Code of 1986 (IRC), contributions are limited to the extent necessary so that the actual deferral percentage for the highly compensated group is in compliance with the limitations, as defined by the IRC. In addition, total individual pre-tax contributions and Roth 401(k) contributions were limited to a maximum of $23,500 plus a “catch-up” contribution up to a maximum of $7,500 for participants who have attained the age of 50 for 2025. Furthermore, in order to satisfy the rules of Section 415 of the IRC, in no event shall the annual additions, as defined, exceed the lesser of $70,000 for 2025 and $69,000 for 2024, or 100% of a participant’s compensation, as defined.

Participants can direct their accounts into any one or combination of Plan investment options, including the Vanguard Target Retirement Trust Funds. The Target Funds most closely match the employee’s assumed retirement date, based on the employee’s age at the time of enrollment. These investments gradually become more conservative over time and are Common/Collective Trusts.

Voluntary Contributions

Participants may elect to make voluntary after-tax contributions to the Plan which shall not exceed 10% of their compensation, as defined, for the Plan year.

Employer Contributions

ISP makes matching contributions for each participant equal to 66 2/3% of the sum of each participant’s voluntary contribution but not in excess of 4% of the participant’s compensation for the Plan year, as defined. Additionally, for each Plan year, the employer shall contribute a non-matching contribution equal to 3-5% of each participant’s compensation, as defined, plus an additional annual contribution ranging from $50 to $2,000, based on the participant’s age, to each participant’s account.

Effective June 15, 2016, the employer matching contribution and annual contribution changed for certain participants at a specific plant location in connection with a Collective Bargaining Agreement (CBA). For full-time employees under the CBA, Ashland shall make matching contributions equal to 66 2/3% of the first 6.9% to a maximum of 4.6% of the participant’s compensation for the Plan Year, as defined. For hourly employees under the CBA, Ashland shall contribute a non-matching annual contribution ranging from $300 to $2,200, based on the participant’s age, to each participant’s account.

ISP has the right under the Plan to discontinue its contributions at any time.

Vesting

Participants are vested immediately in their contributions plus actual earnings thereon. All participants are vested in the employer’s contribution at the earlier of completing six consecutive months of service or participant reaching age 65. For 2025, there were no forfeitures reducing employer contributions. Unallocated forfeiture balances as of December 31, 2025 and 2024 were each $3.

Voting Rights

Participants may instruct the trustee on how to vote shares of Ashland Inc. Common Stock held in their Ashland Common Stock Fund account and are notified by the trustee prior to the time such rights are to be exercised. The trustee will vote fractional shares and shares for which it received no instructions in the same proportion as the voting instructions on allocated shares received from participants. Participants may also direct the trustee on how to respond if a tender offer is made for Ashland Inc. Common Stock. If no instructions are received from a participant on a tender offer, it will be considered to be instruction to the trustee not to respond to the offer.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the employer’s contributions and (b) Plan earnings (losses), and charged a fixed fee for reimbursable administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Rollovers

Participants may elect to rollover amounts from other qualified plans into this Plan upon filing a written request with the Plan Administrator, which shall determine if the rollover contribution meets the requirements for a tax-free rollover, as defined in the IRC.

Notes Receivable from Participants

The Plan allows participants to borrow against their aggregate balance outstanding in the Plan. Total loans to a participant cannot exceed the lesser of 50% of the participant’s account balance based upon the most recent valuation or $50,000 (reduced by the highest outstanding loan balance in the previous 12 months). The minimum amount of any loan granted to a participant shall be at least $1,000. Each loan bears interest at rates ranging from 3.25% to 8.50% as determined by the Trustee. Loans are required to mature within five years, unless used to purchase or acquire a qualified dwelling.

Loans are offset against the participant’s account and the related portion does not share in any income, expenses, gains, or losses (other than the interest on the loan) which are realized by the Plan. The entire unpaid principal amount of the loan will become immediately due either upon the participant’s termination of employment or a default in payment of either principal or interest. Loans are recorded at their unpaid principal balance, plus any accrued but unpaid interest.

Payments of Benefits

Participants may withdraw a certain portion of their account while employed. The portion that can be withdrawn depends upon whether the employee is age 59-½ and the source of funds. The withdrawal cannot exceed the current value of the total account.

Upon termination of employment, the participant, or beneficiary in the event of death, may receive the entire value of the account in either a lump sum payment or installments paid monthly, quarterly, or annually over a limited period of time. If the total value of the account is $1,000 or less, the value of the account will be distributed in a lump sum without the participant’s consent.

Plan Termination

Although it has not expressed any intention to do so, Ashland reserves the right, at its sole discretion, to amend, suspend, modify, interpret, discontinue, or terminate the Plan or change the funding method at any time without the requirement to give cause or consideration to any individual, subject to the provisions set forth in ERISA. No accounting treatment or funding of the Plan shall be deemed evidence of intent to limit in any way the right to amend or terminate the Plan.